Property and Equipment - Schedule of Depreciation Expenses (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Depreciation Expenses [Line Items]
Total depreciation	$ 571,221	$ 731,945	$ 1,356,004	$ 1,645,823
Cost of revenues [Member]
Schedule of Depreciation Expenses [Line Items]
Total depreciation	460,501	630,856	1,091,734	1,446,749
General and administrative expenses [Member]
Schedule of Depreciation Expenses [Line Items]
Total depreciation	$ 110,720	$ 101,089	$ 264,270	$ 199,074